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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21338

AGIC Convertible & Income Fund II

(Registrant Name)

1633 Broadway, New York, NY 10019

(Address of Principal Executive Offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019

(Name and Address of Agent for Service)

212-739-3371

Registrant’s telephone number, including area code:

Date of Fiscal Year End: February 29, 2012

Date of Reporting Period: November 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—46.7%
	Advertising—0.8%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$5,543,125

	Aerospace & Defense—0.1%
620	BE Aerospace, Inc., 8.50%, 7/1/18	672,700

	Airlines—0.7%
4,750	United Airlines, Inc., 12.00%, 11/1/13 (a)(b)	4,928,125

	Apparel—0.1%
750	Quiksilver, Inc., 6.875%, 4/15/15	701,250

	Auto Manufacturers—0.7%
5,590	Chrysler Group LLC, 8.25%, 6/15/21 (a)(b)(c)	4,844,853

	Chemicals—0.6%
6,330	Momentive Performance Materials, Inc., 11.50%, 12/1/16	4,557,600

	Commercial Services—2.8%
8,255	Cenveo Corp., 10.50%, 8/15/16 (a)(b)	7,016,750
4,295	DynCorp International, Inc., 10.375%, 7/1/17	3,758,125
8,250	National Money Mart Co., 10.375%, 12/15/16	8,806,875

		19,581,750

	Construction & Engineering—1.2%
8,380	MasTec, Inc., 7.625%, 2/1/17	8,767,575

	Consumer Finance—0.4%
4,110	Springleaf Finance Corp., 6.90%, 12/15/17	2,784,525

	Diversified Consumer Services—0.4%
3,100	Cambium Learning Group, Inc., 9.75%, 2/15/17	3,115,500

	Diversified Financial Services—1.5%
7,465	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)(b)	7,371,687
3,005	International Lease Finance Corp., 6.375%, 3/25/13	2,989,975

		10,361,662

	Diversified Telecommunications—1.0%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	6,895,975

	Electric—1.3%
6,780	Edison Mission Energy, 7.00%, 5/15/17	4,288,350
8,200	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21	4,879,000

		9,167,350

	Electronic Equipment, Instruments & Components—1.0%
6,815	Kemet Corp., 10.50%, 5/1/18	7,206,863

	Energy Equipment & Services—1.2%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,295,181

	Food & Staples Retailing—0.9%
7,090	Rite Aid Corp., 8.625%, 3/1/15	6,629,150

	Health Care Providers & Services—1.5%
5,335	ExamWorks Group, Inc., 9.00%, 7/15/19 (a)(b)	4,788,163
7,590	Rotech Healthcare, Inc., 10.50%, 3/15/18	5,882,250

		10,670,413

	Healthcare-Services—0.4%
4,435	Alliance HealthCare Services, Inc., 8.00%, 12/1/16	3,037,975

	Home Builders—0.8%
	K Hovnanian Enterprises, Inc.,
5,575	2.00%, 11/1/21 (a)(b)	2,369,375
4,340	10.625%, 10/15/16	3,461,150

		5,830,525

	Hotels, Restaurants & Leisure—1.7%
4,730	DineEquity, Inc., 9.50%, 10/30/18	4,919,200
6,395	MGM Resorts International, 11.375%, 3/1/18	6,922,587

		11,841,787

	Household Durables—0.6%
3,920	Beazer Homes USA, Inc., 9.125%, 5/15/19	2,577,400
1,390	Jarden Corp., 7.50%, 5/1/17	1,480,350

		4,057,750

	Household Products/Wares—0.7%
5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)(b)	5,267,000

	Internet Software & Services—0.9%
6,840	Earthlink, Inc., 8.875%, 5/15/19	6,498,000

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
	IT Services—1.0%
$1,985	Stream Global Services, Inc., 11.25%, 10/1/14	$2,034,625
	Unisys Corp., (a)(b)
2,705	12.75%, 10/15/14	3,073,556
1,931	14.25%, 9/15/15	2,194,099

		7,302,280

	Leisure Time—1.7%
	NCL Corp. Ltd.,
810	9.50%, 11/15/18	858,600
7,320	11.75%, 11/15/16	8,491,200
8,145	Travelport LLC, 11.875%, 9/1/16	2,687,850

		12,037,650

	Lodging—1.0%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	7,067,612

	Media—1.6%
4,525	McClatchy Co., 11.50%, 2/15/17	4,219,563
5,100	Media General, Inc., 11.75%, 2/15/17	4,768,500
1,945	Sirius XM Radio, Inc., 8.75%, 4/1/15 (a)(b)	2,120,050

		11,108,113

	Metals & Mining—0.5%
3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18 (a)(b)	3,358,875

	Miscellaneous Manufacturing—0.8%
7,715	Harland Clarke Holdings Corp., 9.50%, 5/15/15	5,747,675

	Oil & Gas—2.4%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,210,000
5,220	Milagro Oil & Gas, 10.50%, 5/15/16 (a)(b)	3,732,300
5,990	United Refining Co., 10.50%, 2/28/18	5,675,525

		16,617,825

	Oil & Gas Services—0.0%
219	Allis-Chalmers Energy, Inc., 9.00%, 1/15/14	217,905

	Oil, Gas & Consumable Fuels—1.7%
6,250	SandRidge Energy, Inc., 9.875%, 5/15/16 (a)(b)	6,468,750
4,740	Western Refining, Inc., 11.25%, 6/15/17 (a)(b)	5,296,950

		11,765,700

	Paper & Forest Products—0.2%
1,509	Louisiana-Pacific Corp., 13.00%, 3/15/17	1,493,910

	Personal Products—0.1%
500	Revlon Consumer Products Corp., 9.75%, 11/15/15	535,000

	Retail—1.5%
9,165	Neiman Marcus Group, Inc., 10.375%, 10/15/15	9,527,751
885	Sally Holdings LLC, 10.50%, 11/15/16	933,684

		10,461,435

	Semiconductors & Semiconductor Equipment—1.5%
2,705	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,765,863
	Freescale Semiconductor, Inc.,
3,806	10.125%, 3/15/18 (a)(b)	4,053,390
3,360	10.75%, 8/1/20	3,460,800

		10,280,053

	Software—1.1%
	First Data Corp.,
6,905	9.875%, 9/24/15	6,300,813
2,150	12.625%, 1/15/21 (a)(b)	1,784,500

		8,085,313

	Specialty Retail—0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	2,967,300

	Telecommunications—5.8%
4,505	Intelsat Jackson Holdings S.A., 9.50%, 6/15/16	4,707,725
6,835	ITC Deltacom, Inc., 10.50%, 4/1/16	7,082,769
6,130	Nextel Communications, Inc., 7.375%, 8/1/15	5,425,050
3,860	NII Capital Corp., 8.875%, 12/15/19	4,110,900
8,370	West Corp., 11.00%, 10/15/16	8,861,737
10,275	WireCo WorldGroup, 9.75%, 5/15/17 (a)(b)	10,531,875

		40,720,056

	Textiles, Apparel & Luxury Goods—0.8%
750	Liz Claiborne, Inc., 10.50%, 4/15/19 (a)(b)	798,750
4,535	Oxford Industries, Inc., 11.375%, 7/15/15	4,988,500

		5,787,250

	Trading Companies & Distributors—0.3%
2,145	Aircastle Ltd., 9.75%, 8/1/18	2,252,250

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
	Transportation—2.3%
$7,175	Quality Distribution LLC, 9.875%, 11/1/18	$7,228,812
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	6,886,550
6,430	Western Express, Inc., 12.50%, 4/15/15 (a)(b)	2,411,250

		16,526,612

	Wireless Telecommunication Services—0.7%
4,820	Crown Castle International Corp., 9.00%, 1/15/15	5,265,850

	Total Corporate Bonds & Notes (cost-$355,777,736)	330,855,298

Shares
CONVERTIBLE PREFERRED STOCK—28.5%
	Airlines—0.9%
239,795	Continental Airlines Finance Trust II, 6.00%, 11/15/30	6,624,337

	Auto Components—1.2%
173,075	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	8,375,099

	Automobiles—0.9%
181,510	General Motors Co., 4.75%, 12/1/13, Ser. B	6,196,751

	Capital Markets—2.0%
134,390	AMG Capital Trust I, 5.10%, 4/15/36	6,058,839
127,350	The Goldman Sachs Group, Inc., 6.00%, 3/2/12 (Wellpoint, Inc.) (d)	8,319,266

		14,378,105

	Commercial Banks—2.4%
61,835	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	8,784,898
7,740	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	8,157,960

		16,942,858

	Commercial Services & Supplies—0.6%
95,317	United Rentals, Inc., 6.50%, 8/1/28	4,426,283

	Diversified Financial Services—2.9%
11,515	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	8,924,010
49,715	Citigroup, Inc., 7.50%, 12/15/12	4,188,489
144,625	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.) (d)	7,451,080

		20,563,579

	Electric Utilities—2.4%
	NextEra Energy, Inc.,
25,000	7.00%, 9/1/13	1,315,000
136,925	8.375%, 6/1/12	6,914,713
158,835	PPL Corp., 9.50%, 7/1/13	9,059,948

		17,289,661

	Food Products—1.1%
77,130	Bunge Ltd., 4.875%, 12/1/11 (e)	7,510,534

	Health Care Providers & Services—1.1%
8,660	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	7,579,665

	Household Durables—2.2%
200,850	Newell Financial Trust I, 5.25%, 12/1/27	8,611,444
63,635	Stanley Black & Decker, Inc., 4.75%, 11/17/15	7,263,299

		15,874,743

	Insurance—1.4%
59,885	Assured Guaranty Ltd., 8.50%, 6/1/12	2,459,477
123,390	MetLife, Inc., 5.00%, 9/11/13	7,500,878

		9,960,355

	IT Services—0.5%
49,485	Unisys Corp., 6.25%, 3/1/14	3,435,249

	Multi-Utilities—1.3%
186,560	AES Trust III, 6.75%, 10/15/29	9,158,230

	Oil, Gas & Consumable Fuels—2.2%
111,500	Apache Corp., 6.00%, 8/1/13	6,342,120
27,600	ATP Oil & Gas Corp., 8.00%, 10/1/14 (a)(b)(e)	1,072,950
93,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	7,969,756

		15,384,826

	Professional Services—1.1%
130,210	Nielsen Holdings NV, 6.25%, 2/1/13	7,471,450

	Real Estate Investment Trust—3.2%
335,200	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	7,873,848
330,475	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	7,055,641
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (e)	7,786,592

		22,716,081

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2011 (unaudited)

Shares		Value*
	Road & Rail—1.1%
836,265	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	$7,947,695

	Total Convertible Preferred Stock (cost-$208,046,241)	201,835,501

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—23.2%
	Aerospace & Defense—1.0%
$7,975	GenCorp, Inc., 4.063%, 12/31/39	7,337,000

	Capital Markets—1.5%
8,165	Ares Capital Corp., 5.75%, 2/1/16 (a)(b)	7,756,750
3,100	BGC Partners, Inc., 4.50%, 7/15/16 (a)(b)	2,813,250

		10,570,000

	Diversified Telecommunication Services—1.0%
5,650	Level 3 Communications, Inc., 15.00%, 1/15/13	6,956,562

	Electrical Equipment—1.6%
7,675	EnerSys, 3.375%, 6/1/38 (f)	7,607,844
5,760	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	3,945,600

		11,553,444

	Electronic Equipment, Instruments & Components—0.9%
5,620	Anixter International, Inc., 1.00%, 2/15/13	6,491,100

	Health Care Equipment & Supplies—0.7%
2,125	Alere, Inc., 3.00%, 5/15/16	2,002,813
3,720	NuVasive, Inc., 2.75%, 7/1/17	2,720,250

		4,723,063

	Hotels, Restaurants & Leisure—1.7%
6,935	MGM Resorts International, 4.25%, 4/15/15	6,449,550
6,570	Morgans Hotel Group Co., 2.375%, 10/15/14	5,370,975

		11,820,525

	Internet Software & Services—1.1%
2,000	Digital River, Inc., 2.00%, 11/1/30 (a)(b)	1,645,000
6,130	Equinix, Inc., 2.50%, 4/15/12	6,336,887

		7,981,887

	IT Services—1.0%
5,130	Alliance Data Systems Corp., 1.75%, 8/1/13	7,002,450

	Machinery—2.7%
2,495	AGCO Corp., 1.25%, 12/15/36	3,218,550
9,450	Greenbrier Cos, Inc., 3.50%, 4/1/18 (a)(b)(c)	8,841,656
9,545	Meritor, Inc., 4.625%, 3/1/26 (f)	7,146,819

		19,207,025

	Media—2.2%
5,920	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	6,068,000
	Liberty Media LLC,
6,420	3.125%, 3/30/23	7,045,950
4,925	3.50%, 1/15/31	2,721,062

		15,835,012

	Metals & Mining—0.6%
3,785	Steel Dynamics, Inc., 5.125%, 6/15/14	4,116,188

	Oil, Gas & Consumable Fuels—1.1%
4,825	Peabody Energy Corp., 4.75%, 12/15/41	5,072,281
2,815	Petroleum Development Corp., 3.25%, 5/15/16 (a)(b)	2,941,675

		8,013,956

	Pharmaceuticals—0.8%
5,595	Mylan, Inc., 1.25%, 3/15/12	5,622,975

	Real Estate Investment Trust—1.6%
4,550	Boston Properties LP, 3.75%, 5/15/36	5,169,937
5,480	Health Care REIT, Inc., 4.75%, 12/1/26	5,918,400

		11,088,337

	Semiconductors & Semiconductor Equipment—2.5%
11,635	Advanced Micro Devices, Inc., 5.75%, 8/15/12	11,765,894
7,550	SunPower Corp., 4.75%, 4/15/14	5,643,625

		17,409,519

	Software—1.0%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	6,847,569

	Thrifts & Mortgage Finance—0.2%
3,040	MGIC Investment Corp., 5.00%, 5/1/17	1,626,400

	Total Convertible Bonds & Notes (cost-$152,117,542)	164,203,012

AGIC Convertible & Income Fund II Schedule of Investments

November 30, 2011 (unaudited)

Principal Amount (000s)		Value*
YANKEE BOND—0.4%
	Marine—0.4%
$3,655	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,793,050)	$2,471,694

SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
8,774	Citibank-London, 0.03%, 12/1/11 (cost-$8,773,676)	8,773,676

	Total Investments (cost-$728,508,245)(g)—100.0%	$708,139,181

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value ("NAV") is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement — Restricted as to resale may not have a readily available market. Securities with an aggregate market value of $107,481,579, representing 15.2% of total investments.
(b)	144A — Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Fair-Valued — Securities with an aggregate value of $13,686,509, representing 1.9% of total investments.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(e)	Perpetual maturity. The date shown is the next call date.
(f)	Step Bond — Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(g)	At November 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $729,774,702. Gross unrealized appreciation was $44,031,378, gross unrealized depreciation was $65,666,899 and net unrealized depreciation was $21,635,521. The difference between book and tax cost basis was attributable to the differing treatment of bond premium amortization and wash sale loss deferrals.

Glossary:

REIT — Real Estate Investment Trust

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund's policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at November 30, 2011 in valuing the Fund’s assets and liabilities is listed below (Refer to Schedule of Investments for detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/11
Investments in Securities—Assets
Corporate Bonds & Notes:
Auto Manufacturers	—	—	$4,844,853	$4,844,853
All Other	—	$326,010,445	—	326,010,445
Convertible Preferred Stock:
Airlines	—	6,624,337	—	6,624,337
Capital Markets	—	14,378,105	—	14,378,105
Commercial Banks	$8,157,960	8,784,898	—	16,942,858
Commercial Services & Supplies	—	4,426,283	—	4,426,283
Diversified Financial Services	13,112,499	7,451,080	—	20,563,579
Health Care Providers & Services	—	7,579,665	—	7,579,665
Household Durables	7,263,299	8,611,444	—	15,874,743
Insurance	7,500,878	2,459,477	—	9,960,355
Oil, Gas & Consumable Fuels	6,342,120	9,042,706	—	15,384,826
Professional Services	—	7,471,450	—	7,471,450
Road & Rail	—	7,947,695	—	7,947,695
All Other	74,681,605	—	—	74,681,605
Convertible Bonds & Notes:
Machinery	—	10,365,369	8,841,656	19,207,025
All Other	—	144,995,987	—	144,995,987
Yankee Bond	—	2,471,694	—	2,471,694
Short-Term Investment	—	8,773,676	—	8,773,676

Total Investments in Securities—Assets	$117,058,361	$577,394,311	$13,686,509	$708,139,181

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2011, was as follows:

	Beginning Balance 2/28/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 11/30/11
Investments in Securities—Assets
Corporate Bonds & Notes:
Auto Manufacturers	—	$4,785,900	—	$13,412	—	$45,541	—	—	$4,844,853
Hotels, Restaurants & Leisure	$2,314,523	—	$(1,859,119)	—	$(1,167,161)	711,757	—	—	—
Convertible Preferred Stock:
Capital Markets	4,252,590	—	(7,521,464)	—	(30,250,744)	33,519,618	—	—	—
Convertible Bonds & Notes:
Machinery	—	8,188,539	—	51,438	—	601,679	—	—	8,841,656

Total Investments	$6,567,113	$12,974,439	$(9,380,583)	$64,850	$(31,417,905)	$34,878,595	—	—	$13,686,509

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at November 30, 2011 was $647,220.

* There were no transfers into and out of Level 3 during the nine months ended November 30, 2011.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Convertible & Income Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 27, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 27, 2012